Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and cash equivalents [text block]
	At 31 December
(in USD million)	2019	2018

Cash at bank available	1,666	1,140
Time deposits	604	2,068
Money market funds	700	2,255
Interest bearing securities	1,656	1,590
Restricted cash, including margin deposits	552	501

Cash and cash equivalents	5,177	7,556